Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Consolidating Statements of Operations by Geographic Operating Segments (Parenthetical) (Detail)
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Caribbean TCL [member] | Trinidad Cement Limited [member]
Disclosure of operating segments [line items]
Non-controlling interest ownership percentage	30.17%	30.17%
CEMEX Latam Holdings, S.A. [member]
Disclosure of operating segments [line items]
Non-controlling interest ownership percentage	7.74%	7.63%
CEMEX Holdings Philippines, Inc. [member]
Disclosure of operating segments [line items]
Non-controlling interest ownership percentage	22.16%	22.16%